GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of goodwill and intangible assets [Abstract]
Schedule of Goodwill and Intangible Assets
	Goodwill US$‘000	Development costs US$‘000	Patents and licences US$‘000	Other US$‘000	Total US$‘000
Cost
At January 1, 2017	81,689	126,619	9,925	33,701	251,934
Additions	—	10,402	22	—	10,424

Disposals	—	—	—	(15)	(15)
Reclassification	—	(132)	—	132	—
Exchange adjustments	—	29	—	—	29

At December 31, 2017	81,689	136,918	9,947	33,818	262,372

At January 1, 2018	81,689	136,918	9,947	33,818	262,372
Additions	—	9,871	—	410	10,281
Disposals	—	—	—	—	—
Reclassification	—	—	—	—	—
Exchange adjustments	—	(17)	—	—	(17)

At December 31, 2018	81,689	146,772	9,947	34,228	272,636

Accumulated amortisation and Impairment losses
At January 1, 2017	(55,915)	(79,653)	(9,538)	(19,553)	(164,659)
Charge for the year	—	(1,708)	(17)	(1,578)	(3,303)
Disposals	—	—	—	8	8
Impairment losses	(7,876)	(20,782)	(173)	(836)	(29,667)
Exchange adjustments	—	3	—	—	3

At December 31, 2017	(63,791)	(102,140)	(9,728)	(21,959)	(197,618)

At January 1, 2018	(63,791)	(102,140)	(9,728)	(21,959)	(197,618)
Charge for the year	—	(1,564)	—	(1,261)	(2,825)
Disposals	—	—	—	—	—
Impairment losses	(1,757)	(16,773)	(86)	(596)	(19,212)
Exchange adjustments	—	(30)	—	—	(30)

At December 31, 2018	(65,548)	(120,507)	(9,814)	(23,816)	(219,685)

Carrying amounts
At December 31, 2018	16,141	26,265	133	10,412	52,951

At December 31, 2017	17,898	34,778	219	11,859	64,754

Schedule of Principal Development Projects
The following represents the costs incurred during each period presented for each of the principal development projects:

Product Name	2018 US$’000	2017 US$’000
Premier Instrument for Haemoglobin A1c testing[1]	2,653	2,601
HIV screening rapid test	1,657	1,803
G-6-PDH test	850	812
Uni-gold test enhancement	796	1,134
Autoimmune Smart Reader	746	-
Tri-stat Point-of-Care instrument	727	764
Uni-Gold antigen improvement	453	258
Sjogrens monoclonal antibodies	414	376
Column enhancement	292	252
Ultra Genesys	263	188
US Lyme	-	1,156
Autoimmune FDA registrations	-	273
Other projects	1,020	785
Total capitalised development costs	9,871	10,402

1
The Premier project entails the development of a High Performance Liquid Chromotography (HPLC) instrument for testing haemoglobin A1c (HbA1c). A number of versions of the instrument have been developed including an Ion Exchange version (Premier Resolution). At December 31, 2018 this project had a total carrying amount of US$16,010,000. Amortisation will occur over a 15 year period, commencing on commercialisation of each version of the instrument.

Schedule of Impairment Loss Recorded on Discontinued Assets
The table below sets forth the impairment loss recorded for each of the CGU’s at December 31, 2018:

US$’000
Primus Corp	12,424
Trinity Biotech Manufacturing Limited	7,837
Clark Laboratories Inc.	3,377
Trinity Biotech Do Brasil	2,785
Biopool US Inc.	509
Phoenix Bio-tech Corp	-

Total impairment loss	26,932

Schedule of Impairment Loss for Each Class of Asset
The table below sets forth the breakdown of the impairment loss for each class of asset at December 31, 2018:

US$’000
Goodwill and other intangible assets (see Note 13)	19,212
Property, plant and equipment (see Note 12)	6,112
Prepayments (see Note 17)	1,608

Total impairment loss	26,932

Schedule of Significant Goodwill
The additional disclosures required for the CGU with significant goodwill are as follows:

	Fitzgerald Industries		Immco Diagnostics
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Carrying amount of goodwill (US$’000)	12,592	12,592	3,575	3,575
Discount rate applied (real pre-tax)	19.80%	17.70%	25.38%	21.17%
Excess value-in-use over carrying amount (US$’000)	8,847	8,397	2,502	n/a	*
% EBITDA would need to decrease for an impairment to arise	32.6%	30.4%	6.9%	n/a	*
Long-term growth rate	2.0%	2.0%	2.0%	2.0%

                   * The goodwill of Immco Diagnostics was partially impaired in the year ended December 31, 2017.

Schedule of Internal and External Factors Based on Historical Experience
Intangible Assets with Indefinite Useful lives (included in other intangibles)	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Fitzgerald Industries International CGU
Fitzgerald trade name	970	970
RDI trade name	560	560
Primus Corporation CGU
Primus trade name	547	670
Immco Diagnostic CGU
Immco Diagnostic trade name	3,393	3,393
Total	5,470	5,593